Income Tax (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Gross deferred tax assets	$ 430,000	$ 235,000
Deferred tax assets valuation allowance	380,000	191,000
Change in the valuation allowance	189,000
Gross net operating loss carryforwards	$ 749,000	$ 235,000
Net operating loss carryforwards expiration description	Which begin to expire after 2036 through 2038
Ownership percentage	50.00%
Income tax description	The Act reduces the U.S. federal corporate tax rate from 35 percent to 21 percent, eliminates the alternative minimum tax for corporations, and creates a one-time deemed repatriation of profits earned outside of the U.S.
Income tax effective corporate tax rate	21.00%	34.00%
Deferred tax assets write-down	$ 88,000
Decrease in net operating loss	$ 64,000